UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Time Partners LLC
           -----------------------------------------------------
Address:   1750 Tysons Blvd, Suite 1550
           McLean, VA 22102
           -----------------------------------------------------

Form 13F File Number:
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andreas Saviolakis
        -------------------------
Title:  CCO
        -------------------------
Phone:  703 885 8406
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andreas Saviolakis                McLean, VA                  2/7/08
----------------------        ----------------------         -------------------
     [Signature]                   [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          45
                                         -----------
Form 13F Information Table Value Total:     $99,199
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                              FORM 13F INFORMATION TABLE
                    				TITLE OF           VALUE    SHRS OR                    INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER       				CLASS   CUSIP    (X $1,000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
ABB LTD SPONSORED ADR                           COM     000375204  7,761     269,478      SH            SOLE         0       269,478
AFLAC INCORPORATED                              COM     001055102    63       1,005       SH            SOLE         0        1,005
ALTRIA GROUP INC                                COM     02209S103    53        700        SH            SOLE         0         700
AMBAC FINANCIAL GROUP INC                       COM     023139108   141       5,476       SH            SOLE         0        5,476
CALL/ABK(ABKBG)@  35 EXP 02/16/2008            CALL     023139108    11         85        SH   CALL     SOLE         0          85
CALL/ABK(ABKAG)@  35 EXP 01/19/2008            CALL     023139108    5         150        SH   CALL     SOLE         0         150
AMGEN INC.                                      COM     031162100    79       1,700       SH            SOLE         0        1,700
BARR PHARMACEUTICALS, INC                       COM     068306109  8,273     155,791      SH            SOLE         0       155,791
BRISTOL MYERS SQUIBB CO                         COM     110122108    89       3,350       SH            SOLE         0        3,350
CB RICHARD ELLIS GROUP, INC. CMN CLASS A        COM     12497T101  3,623     168,120      SH            SOLE         0       168,120
CBRE REALTY FINANCE 	                        COM     12498B307  6,742    1,020,100     SH            SOLE         0      1,020,100
CVS CAREMARK CORPORATION                        COM     126650100  5,268     132,537      SH            SOLE         0       132,537
CALAMOS ASSET MANAGEMENT, INC CMN CLASS A       COM     12811R104  10,015    336,307      SH            SOLE         0       336,307
CEPHALON INC                                    COM     156708109  7,660     106,748      SH            SOLE         0       106,748
CHEVRON CORPORATION                             COM     166764100    75        800        SH            SOLE         0         800
CIENA CORPORATION                               COM     171779309    64       1,873       SH            SOLE         0        1,873
CISCO SYSTEMS, INC.                             COM     17275R102  4,644     171,553      SH            SOLE         0       171,553
COLGATE-PALMOLIVE CO                            COM     194162103    69        890        SH            SOLE         0         890
COSTCO WHOLESALE CORPORATION                    COM     22160K105    77       1,100       SH            SOLE         0        1,100
DANAHER CORPORATION (DELAWARE)                  COM     235851102    56        643        SH            SOLE         0         643
DELL INC                                        COM     24702R101    52       2,140       SH            SOLE         0        2,140
WALT DISNEY COMPANY (THE)                       COM     254687106    52       1,597       SH            SOLE         0        1,597
EMC CORPORATION MASS                            COM     268648102  4,959     267,633      SH            SOLE         0       267,633
ENDO PHARMACEUTICALS HLDGS INC                  COM     29264F205  2,337      87,630      SH            SOLE         0        87,630
FAIRFAX FINANCIAL HLDGS LTD                     COM     303901102  2,136      7,464       SH            SOLE         0        7,464
GENZYME CORP                                    COM     372917104    77       1,041       SH            SOLE         0        1,041
GOLDMAN SACHS GROUP, INC.(THE)                  COM     38141G104    87        405        SH            SOLE         0         405
GOOGLE, INC. CMN CLASS A                        COM     38259P508    52         75        SH            SOLE         0          75
HAEMONETICS CORP                                COM     405024100    81       1,292       SH            SOLE         0        1,292
ILLINOIS TOOL WORKS                             COM     452308109    41        760        SH            SOLE         0         760
LEVEL 3 COMMUNICATIONS	                        COM     52729N100  14,649   4,818,825     SH            SOLE         0      4,818,825
MARKEL CORP                                     COM     570535104    79        160        SH            SOLE         0         160
MICROSOFT CORPORATION                           COM     594918104    53       1,500       SH            SOLE         0        1,500
NORTHSTAR REALTY FINANCE CORP.                  COM     66704R100    52       5,800       SH            SOLE         0        5,800
PFIZER INC.                                     COM     717081103    77       3,400       SH            SOLE         0        3,400
POLYCOM INC                                     COM     73172K104    89       3,196       SH            SOLE         0        3,196
PROCTER & GAMBLE COMPANY (THE)                  COM     742718109    66        903        SH            SOLE         0         903
RESMED INC                                      COM     761152107  4,657      88,647      SH            SOLE         0        88,647
ROPER INDS INC (NEW)                            COM     776696106    26        423        SH            SOLE         0         423
SLM CORPORATION                                 COM     78442P106  7,212     358,090      SH            SOLE         0       358,090
ST JUDE MEDICAL INC                             COM     790849103  2,259      55,591      SH            SOLE         0        55,591
SCHLUMBERGER LTD                                COM     806857108    79        800        SH            SOLE         0         800
TEVA PHARMACEUTICAL IND LTD ADS                 COM     881624209  5,101     109,751      SH            SOLE         0       109,751
UNITED PARCEL SERVICE, INC. CLASS B COMMON S    COM     911312106    60        849        SH            SOLE         0         849
WESTERN UNION COMPANY (THE)                     COM     959802109    97       3,986       SH            SOLE         0        3,986

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